Credit related Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2025
Credit related Commitments and Contingent Liabilities [Abstract]
Credit related Commitments and Contingent Liabilities	28 — Credit related commitments and contingent liabilities
Irrevocable lending commitments and lending related contingent liabilities
In the normal course of business, the Group regularly enters into irrevocable lending commitments, including fronting commitments as well as contingent liabilities consisting of financial and performance guarantees, standby letters of credit and indemnity agreements on behalf of its customers. Under these contracts the Group is required to perform under an obligation agreement or to make payments to the beneficiary based on third party’s failure to meet its obligations. For these instruments it is not known to the Group in detail if, when and to what extent claims will be made.
In the event that the Group has to pay out cash in respect of its fronting commitments, the Group would immediately seek reimbursement from the other syndicate lenders. The Group considers all the above instruments in monitoring the credit exposure and may require collateral to mitigate inherent credit risk. If credit risk management provides sufficient evidence about an expected loss from a claim, a provision is established and recorded on the balance sheet.
The following table shows the Group’s revocable lending commitments, irrevocable lending commitments and lending related contingent liabilities without considering collateral or provisions recognized in the balance sheet. The amounts are the maximum potential utilization required by the Group in case all these liabilities entered into must be funded. The table therefore does not show the expected future cash flows required for these liabilities as many of them will expire without being drawn and arising claims will be honored by the customers or can be recovered from proceeds of arranged collateral.
Irrevocable lending commitments and lending related contingent liabilities

in € m.	Dec 31, 2025	Dec 31, 2024
Irrevocable lending commitments	217,949	219,767
Revocable lending commitments	56,356	49,932
Contingent liabilities	79,092	73,468
Total	353,397	343,167
Other commitments and other contingent liabilities
The Group’s other irrevocable commitments and other contingent liabilities without considering collateral or provisions were € 73 million as of December 31, 2025, and € 77 million as of December 31, 2024. The number considers the maximum potential utilization of the Group in case all these liabilities entered into must be funded. The amounts therefore do not contain the expected future cash flows from these liabilities as many of them will expire without being drawn and arising claims will be honored by the customers or can be recovered from proceeds of arranged collateral.
Government assistance
In the course of its business, the Group regularly applies for and receives government support by means of Export Credit
Agency (ECA) guarantees covering transfer and default risks for the financing of exports and investments into Emerging
Markets and to a lesser extent, developed markets for Structured Trade & Export Finance and short and medium-term
Trade Finance business. Almost all export-oriented states have established such ECAs to support their domestic exporters. The ECAs act in the name and on behalf of the government of their respective country and are either constituted directly as governmental departments or organized as private companies vested with the official mandate of the government to act on its behalf. Terms and conditions of such ECA guarantees are broadly similar due to the fact that most of the ECAs act within the scope of the Organization for Economic Cooperation and Development (OECD)
consensus rules. The OECD consensus rules, an inter-governmental agreement of the OECD member states, define benchmarks intended to ensure that a fair competition between different exporting nations will take place.
In some countries dedicated funding programs with governmental support are offered for ECA-covered financings. The
Group makes use of such programs to assist its clients in the financing of exported goods and services. In certain financings, the Group also receives government guarantees from national and international governmental institutions as collateral to support financings in the interest of the respective governments. The majority of such ECA guarantees received by the Group were issued either by the Euler-Hermes S.A. acting on behalf of the Federal Republic of Germany, by the Atradius Credito y Caucion S.A. de Seguros y Reaseguros acting on behalf of the Kingdom of Spain or by the Korea
Trade Insurance Corporation acting on behalf of the Republic of Korea.